Earnings Per Share - Details of Earnings Per Share (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€) shares
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis (in thousands) | €		€ (36,761)		€ (101,059)		€ (106,139)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations (in thousands) | €		€ (0)		€ 15,776		€ (7,451)
Weighted average number of outstanding shares, used to calculate basic net result per share | shares		90,566,346		57,012,815		45,547,359
Basic net income (loss) attributable to shareholders of Cellectis, per share ( $ /share)	$ (0.41)		$ (1.77)		$ (2.33)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ( $ /share)	(0.41)		(1.77)		(2.33)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0		0.28		(0.16)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0		$ 0.28		$ (0.16)